LORD ABBETT SECURITIES TRUST

Supplement dated April 8, 2025 to the

Statement of Additional Information dated

March 1, 2025, as supplemented

The following table replaces the table under the heading “Holdings of Portfolio Managers” in the subsection titled “Portfolio Manager Information—Holdings of Portfolio Managers” starting on page 7-2 of the Statement of Additional Information (the “SAI”):

Ownership of Securities	Aggregate Dollar Range of Securities
Alpha Strategy Fund
Giulio Martini	None
Matthew R. DeCicco	None
Jahiz Barlas	None

Focused Growth Fund
F. Thomas O’Halloran	Over $1,000,000
Vernon T. Bice[1]	$100,001-$500,000
Matthew R. DeCicco	$100,001-$500,000

Focused Large Cap Value Fund
John C. Hardy	$100,001-$500,000
Jeff D. Diamond	$50,001-$100,000
Darnell C. Azeez	$50,001-$100,000

Focused Small Cap Value Fund
John C. Hardy	$100,001-$500,000
Qie Zhang	$500,001-$1,000,000

Fundamental Equity Fund
John C. Hardy	$100,001-$500,000
Jeff D. Diamond	$100,001-$500,000
Darnell C. Azeez	$100,001-$500,000

Global Equity Fund
Ryan C. Howard	$100,001-$500,000

Growth Leaders Fund
F. Thomas O’Halloran	Over $1,000,000
Vernon T. Bice	Over $1,000,000
Matthew R. DeCicco	$100,001-$500,000
Benjamin Ebel	$50,001-$100,000

Health Care Fund
Devesh Karandikar	$500,001-$1,000,000
Matthew R. DeCicco	$100,001-$500,000
Heidi A. Lawrence[2]	$10,001-$50,000
Samantha E. Shevins[2]	$50,001-$100,000

International Equity Fund
Matthias A. Knerr	$100,001-$500,000
Sue Kim	$100,001-$500,000

International Opportunities Fund
Thomas Banks	$500,001-$1,000,000
Vincent J. McBride	$500,001-$1,000,000

International Value Fund
Vincent J. McBride	Over $1,000,000
Ryan C. Howard	$10,001-$50,000
Asad A. Mawjee	$100,001-$500,000

Micro Cap Growth Fund
F. Thomas O’Halloran	$500,001-$1,000,000
Matthew R. DeCicco	$100,001-$500,000
Vernon T. Bice	$100,001-$500,000

Value Opportunities Fund
John C. Hardy	$500,001-$1,000,000

1 As of February 14, 2025.

2 As of March 31, 2025.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the SAI.

Please retain this document for your future reference.